Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Dividends payable	$ 163,823	$ 200,025
Mortgages receivable reclassified to real estate held for sale	144,666
Interest paid	1,289,490	1,209,797
Secured investor certificates issued through the stock exchange program	$ 18,000	$ 2,288,000